united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	4/30

Date of reporting period:	10/31/24

Item 1. Reports to Stockholders.

(a)

Athena Behavioral Tactical Fund

Class I Shares (ATVIX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Athena Behavioral Tactical Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at www.atvfund.com. You can also request this information by contacting us at 1-833-653-0575. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$64	1.27%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$16,548,126
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$0
Portfolio Turnover	204%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.3%
Money Market Funds	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
98.4%
Money Market Funds
1.7%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.7%
Equity	98.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra Russell2000	98.4%
First American Treasury Obligations Fund, Class X	1.5%
Fidelity Treasury Portfolio, Class I	0.2%

Material Fund Changes

Effective July 26, 2024,  Class A shares were converted to Class I shares.

Athena Behavioral Tactical Fund

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.atvfund.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-ATVIX

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Athena Behavioral Tactical Fund

Class I Shares: ATVIX

Semi-Annual Financial Statements

October 31, 2024

ATHENA BEHAVIORAL TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUND — 98.4%
	EQUITY - 98.4%
393,000	ProShares Ultra Russell2000 (Cost $17,327,213)	$16,274,130

	SHORT-TERM INVESTMENTS — 1.7%
	MONEY MARKET FUNDS - 1.7%
32,746	Fidelity Treasury Portfolio, Class I, 4.73%(a)	32,746
251,872	First American Treasury Obligations Fund, Class X, 4.75%(a)	251,872
	TOTAL SHORT-TERM INVESTMENTS (Cost $284,618)	284,618

	TOTAL INVESTMENTS - 100.1% (Cost $17,611,831)	$16,558,748
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(10,622)
	NET ASSETS - 100.0%	$16,548,126

(a)	Rate disclosed is the seven day effective yield as of October 31, 2024.

See accompanying notes to financial statements.

Athena Behavioral Tactical Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2024

ASSETS
Investments (cost $17,611,831)	$16,558,748
Prepaid expenses and other assets	3,647
Receivable due from Adviser	7,629
Receivable for Fund shares sold	389
Dividends and interest receivable	879
TOTAL ASSETS	16,571,292

LIABILITIES
Payable for Fund shares redeemed	49
Payable to related parties	9,489
Accrued expenses and other liabilities	13,628
TOTAL LIABILITIES	23,166
NET ASSETS	$16,548,126

Net Assets Consist Of:
Paid in capital	$23,321,034
Accumulated deficit	(6,772,908)
NET ASSETS	$16,548,126

Net Asset Value Per Share:
Class I Shares:
Net Assets	$16,548,126
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,662,431
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.95

See accompanying notes to financial statements.

Athena Behavioral Tactical Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2024

INVESTMENT INCOME
Interest income	$4,320
Dividend income	379,684
TOTAL INVESTMENT INCOME	384,004

EXPENSES
Investment advisory fees	99,231
Distribution (12b-1) fees:
Class A *	324
Transfer agent fees	29,263
Registration fees	32,720
Administrative services fees	19,547
Accounting services fees	14,234
Compliance officer fees	12,218
Third party administrative servicing fees	11,252
Legal fees	10,815
Audit and tax fees	10,165
Trustees fees and expenses	9,932
Printing and postage expenses	4,686
Custodian fees	4,353
Insurance expense	1,661
Other expenses	3,794
TOTAL EXPENSES	264,195
Less: Fees waived by the adviser	(138,244)
NET EXPENSES	125,951
NET INVESTMENT INCOME	258,053

REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	1,748,146
Net change in unrealized depreciation on investments	(1,573,807)
NET REALIZED AND CHANGE IN UNREALIZED GAIN ON INVESTMENTS	174,339

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$432,392

*	Class A shares were converted to Class I shares on July 26, 2024.

See accompanying notes to financial statements.

Athena Behavioral Tactical Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2024	Year Ended
	(Unaudited)	April 30, 2024
FROM OPERATIONS
Net investment income	$258,053	$316,205
Net realized gain (loss) on investments	1,748,146	(148,939)
Net change in unrealized appreciation (depreciation) on investments	(1,573,807)	520,724
Net increase in net assets resulting from operations	432,392	687,990

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid :
Class A	—	(14,605)
Class I	—	(728,864)
Net decrease in net assets resulting from distributions to shareholders	—	(743,469)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	305	74,931
Class I *	1,295,333	5,745,936
Net asset value of shares issued in reinvestment of distributions:
Class A	—	14,333
Class I	—	644,879
Payments for shares redeemed:
Class A *	(534,273)	(191,429)
Class I	(6,059,927)	(19,260,338)
Net decrease in net assets resulting from shares of beneficial interest	(5,298,562)	(12,971,688)

TOTAL DECREASE IN NET ASSETS	(4,866,170)	(13,027,167)

NET ASSETS
Beginning of Period	21,414,296	34,441,463
End of Period	$16,548,126	$21,414,296

Class A:
Shares Sold	29	8,225
Shares Reinvested	—	1,421
Shares Redeemed	(51,419)	(19,918)
Net decrease in shares of beneficial interest outstanding	(51,390)	(10,272)

Class I:
Shares Sold	123,960	596,789
Shares Reinvested	—	64,040
Shares Redeemed	(580,450)	(1,988,416)
Net decrease in shares of beneficial interest outstanding	(456,490)	(1,327,587)

*	50,077 Class A shares converted into 50,083 Class I shares, amounting to $520,423, on July 26, 2024.

See accompanying notes to financial statements.

Athena Behavioral Tactical Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class I	(Unaudited)		April 30, 2024	April 30, 2023	April 30, 2022	April 30, 2021	April 30, 2020
Net asset value, beginning of period	$9.87		$9.82	$10.02	$15.73	$8.72	$9.34
Activity from investment operations:
Net investment income (loss) (1)	0.13		0.12	0.17	(0.06)	(0.11)	0.07
Net realized and unrealized gain (loss) on investments	(0.05)		0.22	(0.35)	(2.15)	7.17	(0.54)
Total from investment operations	0.08		0.34	(0.18)	(2.21)	7.06	(0.47)
Less distributions from:
Net investment income	—		(0.29)	(0.02)	—	(0.05)	(0.15)
Net realized gains	—		—	—	(3.50)	—	—
Total distributions	—		(0.29)	(0.02)	(3.50)	(0.05)	(0.15)
Net asset value, end of period	$9.95		$9.87	$9.82	$10.02	$15.73	$8.72
Total return (2)	0.81	% (7)	3.44%	(1.83)%	(16.87)%	81.15%	(5.20)%
Net assets, at end of period (000s)	$16,548		$20,907	$33,836	$37,529	$35,257	$13,644
Ratio of gross expenses to average net assets (3)	2.66	% (5)(6)	2.31%	1.94%	1.79%	2.25%	2.65%
Ratio of net expenses to average net assets	1.27	% (5)(6)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets (4)	2.56	% (6)	1.18%	1.70%	(0.43)%	(0.98)%	0.73%
Portfolio Turnover Rate	204	% (7)	45%	0%	230%	129%	96%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Total returns would have been lower had the adviser not waived fees and reimbursed expenses.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser. Ratio herein does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by underlying investment companies in which the Fund invests.

(5)	Includes 0.02% for the six months ended October 31, 2024 attributed to custody overdraft fees which is not subject to waiver by the adviser.

(6)	Annualized for periods less than one year.

(7)	Not annualized.

See accompanying notes to financial statements.

Athena Behavioral Tactical Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

October 31, 2024

1.	ORGANIZATION

The Athena Behavioral Tactical Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on May 15, 2015. The Fund’s investment objective is to seek capital appreciation. The Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies.

The Fund currently offers Class I shares. The Fund also has Class C shares which were not offered during the period. Class C and Class I shares are offered at net asset value (“NAV”). Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Effective at the close of business on July 26, 2024, all outstanding Class A shares of the Fund were converted to Class I shares of the Fund and Class A shares of the Fund were no longer offered for sale to new investors. Class A shares had commenced operations on May 15, 2015.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies set by the Trust and followed by the Fund in preparation of the financial statements. These policies are in conformity with generally accepted accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using

Athena Behavioral Tactical Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2024

exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at NAV.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the fair value procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) the adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities, are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the

Athena Behavioral Tactical Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2024

security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Fund’s prospectus for a full listing of risks associated with these investments. The following tables summarize the inputs used as of October 31, 2024 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$16,274,130	$—	$—	$16,274,130
Short-Term Investments	284,618	—	—	284,618
Total	$16,558,748	$—	$—	$16,558,748

The Fund did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for industry classification.

Athena Behavioral Tactical Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2024

Exchange-Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended April 30, 2022 to April 30, 2024, or expected to be taken in the Fund’s April 30, 2025 year-end tax returns. The Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Athena Behavioral Tactical Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2024

3.	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $39,604,994 and $44,701,584 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

AthenaInvest Advisors LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended October 31, 2024, the Fund incurred advisory fees of $99,231.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until August 31, 2025, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding expenses such as front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles) or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred with any merger or reorganization, and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees), contractual indemnification of Fund service providers (other than the Adviser) do not exceed 2.25% per annum of Class C shares average daily net assets and 1.25% per annum of Class I shares average daily net assets (the “Expense Limitation”). For the six months ended October 31, 2024, the Adviser waived fees and reimbursed expenses of $138,244 pursuant to the Waiver Agreement.

If the Adviser waives any fees or reimburses any expenses pursuant to the Waiver Agreement, and the Fund’s Operating Expenses attributable to Class C and Class I shares are subsequently less than the Expense Limitation, respectively, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation. If the Fund’s Operating Expenses attributable to the Class C and Class I shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement on 60 days written notice to the Adviser.

The following amount is subject to recapture by the Adviser by the following date:

April 30, 2025	April 30, 2026	April 30, 2027
$226,406	$249,883	$285,777

Athena Behavioral Tactical Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2024

Distributor – The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (“Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. Class I shares are not covered under the Plans. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended October 31, 2024, the Fund paid $324 to the Distributor for Class A shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A shares, for the six months ended October 31, 2024, the Distributor received $0 from front-end sales charge of which $0 was retained by the Distributor or other affiliated broker-dealers. Effective at the close of business on July 26, 2024, all outstanding Class A shares of the Fund were converted to Class I shares of the Fund and Class A shares of the Fund were no longer offered for sale to new investors.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the fiscal years ended April 30, 2024 and April 30, 2023 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2024	April 30, 2023
Ordinary Income	$743,469	$58,349
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$743,469	$58,349

Athena Behavioral Tactical Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2024

As of April 30, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$(36,270)	$(7,689,754)	$—	$520,724	$(7,205,300)

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $36,270.

At April 30, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$7,689,754	$—	$7,689,754	$—

Permanent book and tax differences, primarily attributable to tax adjustments for distributions in excess, resulted in reclassifications for the Fund for the fiscal year ended April 30, 2024, as follows:

Paid
In	Accumulated
Capital	Deficit
$(18,496)	$18,496

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$17,611,831	$—	$(1,053,083)	$(1,053,083)

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a significant portion of its assets in the ProShares Ultra Russell 2000 ETF (“UWM”). The Fund may redeem its investment in UWM at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The Fund’s performance will be directly affected by the performance of UWM. The financial statements of UWM, including the schedule of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of October 31, 2024, the Fund’s investment in UWM represented 98.4% of the Fund’s net assets.

Athena Behavioral Tactical Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2024

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of October 31, 2024, National Financial Services and Charles Schwab held 38.6% and 35.0%, respectively, of the voting securities of the Fund and may be deemed to control the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-833-653-0575 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-PORT may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER

AthenaInvest Advisors, LLC

5340 S. Quebec St., Suite 320-S

Greenwood Village, CO 80111

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	01/08/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	01/08/25

By (Signature and Title)
/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	01/08/25